Prepaid expenses or other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Receivables from government authorities	$ 1,423	$ 1,047
Prepaid expenses	2,227	2,416
Fair value of future hedging transactions	946	0
Contingent consideration held in escrow	0	1,900
Rent deposits	547	1,088
Other	456	177
Total prepaid expenses and other current assets	$ 5,599	$ 6,628